WARRANTS AND OPTIONS	3 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
WARRANTS AND OPTIONS

NOTE 7. WARRANTS AND OPTIONS

On October 1, 2009, the Company entered into a consulting agreement for services under which the Company issued options to purchase 2,287,547 shares of its common stock for an option price of $0.25. The options vested on September 1, 2010. The options are exercisable for a period of three years after the vesting date. The Company has valued the options utilizing The Black-Scholes Valuation at $989,645 and for accounting purposes has amortized the option value over the eleven month period commencing with the date of issuance and ending when the options vest. The full amount was amortized during 2009 and 2010. Assumptions used in valuing the options: expected term is 3.67 years, expected volatility is 0.33, risk-free interest rate is 2.00%, and dividend yield is 0.00%.

On June 30, 2010, the Company, under its 2009 Stock Option Plan, granted qualified stock options to purchase 435,000 shares of its common stock for five years at $0.473 per share. Of the total options granted, 240,000 were granted to three members of the Board of Directors, 120,000 of which vested on July 2, 2010, and 120,000 of which vested on July 2, 2011. In addition, 195,000 were granted to four consultants, all of which vested on July 2, 2010. The options were valued using the Black-Scholes valuation method at $0.13 per share or $56,550. The full amount was amortized during 2010 and 2011. The Company used the following assumptions in valuing the options: expected volatility 33%; expected term 5 years; expected dividend yield 0%, and risk-free interest rate of 1.49%.

On April 19, 2011 the Board of Directors, under the Company’s 2009 Stock Option Plan, granted qualified stock options to its Former Chief Executive Officer and its Chairman of the Board (“Ten Percent Holders”) to purchase 1,750,000 shares of its common stock for five years at $0.32 per share, qualified stock options to five of its employees (“Employee Options”) to purchase 775,000 shares of its common stock for ten years at $0.32, and qualified stock options to four of its directors (“Directors Options”) to purchase 500,000 shares of its common stock for ten years at $0.32, for a total grant of 3,025,000 stock options. Of the total options granted, 1,000,000 were granted to our Former Chief Executive Officer, which vest quarterly over a 12 month period at 250,000 shares per quarter. Of the total options granted, 750,000 were granted to our Chairman of the Board which vest quarterly over a 12 month period at 187,500 shares per quarter. Of the total options granted, 775,000 were granted to five employees, which vest quarterly over a 12 month period at 193,750 shares per quarter. Of the total options granted, 500,000 were granted to three directors which vest up to 450,000 at any time after the date of grant and 50,000 were granted to one director which vests up to 50,000 at any time after the date of grant. The value of the options for the Ten Percent Holders, using the Black-Scholes valuation method is $0.27 per share or $472,500. The 775,000 Employee Options and 500,000 Directors Options were valued at $0.30 per share or $382,500. The Company used the following assumptions in valuing the options: expected volatility 1.2; expected term 5 years for the Ten Percent Holders and 10 years for the Employee Options and the Directors Options; expected dividend yield 0%, and risk-free interest rate of 1.97%. At April 19, 2011, the Company expensed $150,000 in stock compensation for the 500,000 options vested any time after the date of grant, and recorded $705,000 of deferred stock compensation for the balance of the options granted, for a total value of the options granted of $855,000. The Company has expensed $176,250 in stock compensation during the current period.

On November 1, 2011, the Company entered into an employment agreement with its Chief Executive Officer, under which the Company granted qualified stock options to purchase 1,500,000 shares of its common stock for five years at an option price of $0.20 per share. The options vest quarterly over a three (3) year period at 125,000 shares per quarter. The options have been valued using the Black-Scholes valuation method at $0.18 per share or $270,000. The Company used the following assumptions in valuing the options: expected volatility 1.97; expected term 5 years; expected dividend yield 0%, and risk-free interest rate of 1.10%. As of March 31, 2012, the Company has expensed $22,500 in stock compensation for the 125,000 options vested during the current period, and recorded $247,500 of deferred stock compensation for the balance of the options granted, for a total value of the options granted of $270,000.

The Company has expensed a total of $198,750 in deferred compensation for the three months ended March 31, 2012. There remains $423,750 in deferred compensation at March 31, 2012.

As of March 31, 2012, the Company has no Warrants and 7,247,547 Options issued and outstanding.

Outstanding and Exercisable Options
		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price
$0.250	2,287,547	2.50	$571,887	$0.25
$0.473	435,000	3.25	205,755	$0.37
$0.320	1,750,000	4.00	560,000	$0.35
$0.320	1,275,000	9.00	408,000	$0.35
$0.200	1,500,000	4.75	300,000	$0.33
	7,247,547		$2,045,642	$$0.33

Options	Number	Weighted Average
	Of Shares	Exercise Price

Outstanding at December 31, 2011	5,747,547	$0.35
Issued	1 500,000	0.33
Exercised	-	-
Expired / Cancelled	-	-
Outstanding at March 31, 2012	7,247,547	$0.33